Earnings per share	12 Months Ended
Jun. 30, 2025
Earnings per share
Earnings per share

30.            Earnings per share

(a)      Basic

Basic earnings per share amounts are calculated in accordance with IAS 33, by dividing the profit attributable to equity holders of the Group by the weighted average number of common shares outstanding during the year, excluding common shares purchased by the Group and held as treasury shares.

	06.30.2025	06.30.2024 Restated (ii)	06.30.2023 Restated (ii)
Profit for the year attributable to equity holders of the parent	96,148	127,197	228,761
Weighted average number of common shares outstanding	598	592	602
Basic earnings per share (i)	160.81	214.71	380.00

(i) Earnings per share as of June 30, 2023 show the comparative impact in the capital increases, where there was no corresponding change in the entity’s resources.

(ii) See Note 1 to these Consolidated Financial Statements.

(b)      Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential shares.

	06.30.2025	06.30.2024 Restated (ii)	06.30.2023 Restated (ii)
Profit for the year per share attributable to equity holders of the parent	96,148	127,197	228,761
Weighted average number of common shares outstanding	662	702	685
Diluted earnings per share (i)	145.22	181.25	333.96

(i) Earnings per share as of June 30, 2023 show the comparative impact in the capital increases, where there was no corresponding change in the entity’s resources.

(ii)  See Note 1 to these Consolidated Financial Statements.

Below is a reconciliation between the weighted average number of ordinary shares outstanding and the weighted average number of diluted ordinary shares, considered for the calculation of earnings per share:

	06.30.2025	06.30.2024	06.30.2023
Weighted average number of shares outstanding	598	592	602
Concepts that affect dilution	64	110	83
Weighted average number of common shares diluted	662	702	685